Share Capital (Details) $ in Thousands		12 Months Ended
	Jan. 08, 2019 shares	Aug. 31, 2019 USD ($) Vote shares	Aug. 31, 2018 USD ($) shares	Aug. 31, 2017 USD ($) shares
Share Capital [Abstract]
Balance, beginning of period		$ 177,921	$ 196,790	$ 181,401
Issuance of share capital		92,706	91,937
Reclassification of stock-based compensation costs to share capital upon exercise of stock awards		0	0	0
Balance, end of period		172,564	177,921	196,790
Share Capital [Member]
Share Capital [Abstract]
Balance, beginning of period		91,937	90,411	85,516
Issuance of share capital				3,490
Redemption of restricted share units (note 16)		0	0	0
Redemption of deferred share units (note 16)			0	0
Redemption of share capital		(337)
Reclassification of stock-based compensation costs to share capital upon exercise of stock awards		1,106	1,526	1,405
Balance, end of period		$ 92,706	$ 91,937	$ 90,411
Top of Range [Member]
Share Capital [Abstract]
Percentage on the open market for issued and outstanding subordinate voting shares	6.30%
Multiple Voting Shares [Member]
Share Capital [Abstract]
Number of votes per share | Vote		10
Conversion ratio		1
Multiple Voting Shares [Member] | Share Capital [Member]
Share Capital [Abstract]
Balance, beginning of period (in shares) | shares		31,643,000	31,643,000	31,643,000
Balance, beginning of period		$ 1	$ 1	$ 1
Issuance of share capital (in shares) | shares				0
Issuance of share capital				$ 0
Redemption of restricted share units (note 16) (in shares) | shares		0	0	0
Redemption of restricted share units (note 16)		$ 0	$ 0	$ 0
Redemption of deferred share units (note 16) (in shares) | shares			0	0
Redemption of deferred share units (note 16)			$ 0	$ 0
Redemption of share capital (in shares) | shares		0
Redemption of share capital		$ 0
Reclassification of stock-based compensation costs to share capital upon exercise of stock awards		$ 0	$ 0	$ 0
Balance, end of period (in shares) | shares		31,643,000	31,643,000	31,643,000
Balance, end of period		$ 1	$ 1	$ 1
Subordinate Voting Shares [Member]
Share Capital [Abstract]
Subordinate voting shares under share repurchase program (in shares) | shares	1,200,000
Subordinate Voting Shares [Member] | Share Capital [Member]
Share Capital [Abstract]
Balance, beginning of period (in shares) | shares		23,472,995	23,068,777	21,917,942
Balance, beginning of period		$ 91,936	$ 90,410	$ 85,515
Issuance of share capital (in shares) | shares				793,070
Issuance of share capital				$ 3,490
Redemption of restricted share units (note 16) (in shares) | shares		317,072	345,883	327,859
Redemption of restricted share units (note 16)		$ 0	$ 0	$ 0
Redemption of deferred share units (note 16) (in shares) | shares			58,335	29,906
Redemption of deferred share units (note 16)			$ 0	$ 0
Redemption of share capital (in shares) | shares		(86,392)
Redemption of share capital		$ (337)
Reclassification of stock-based compensation costs to share capital upon exercise of stock awards		$ 1,106	$ 1,526	$ 1,405
Balance, end of period (in shares) | shares		23,703,675	23,472,995	23,068,777
Balance, end of period		$ 92,705	$ 91,936	$ 90,410